Summary of Significant Accounting Policies - Buildings and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Equipment and Vehicles | Minimum
Disclosure of detailed information about property, plant and equipment
Useful life	3 years
Equipment and Vehicles | Maximum
Disclosure of detailed information about property, plant and equipment
Useful life	7 years
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment
Useful life	5 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment
Useful life	10 years